Other Gains/(Loss) - Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other gains/(loss) - net [abstract]
Loss on disposal of property, plant and equipment-net	¥ (13,017)	¥ (42,031)	¥ (9,393)
Net foreign exchange gain/(loss)	23,656	(11,851)	878
Gain from disposal of joint venture	10,339	0	0
Loss on financial liabilities at fair value through profit or loss	(1,516)	0	0
Forward foreign exchange contracts	0	0	37,154
Other gains/(loss) - net	¥ 19,462	¥ (53,882)	¥ 28,639